SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)			Additions
Description	Balance as of beginning of period	Cumulative effect of change in accounting principle (1)	Charged to costs and expenses	Other additions	Deductions		Balance as of end of period

Year ended December 31, 2021
Allowance for credit losses on fixed income securities	$1	$—	$—	$—	$1		$—
Allowance for credit losses on mortgage loans	59	—	(23)	—	9	(2)	27
Allowance for credit losses on directly originated corporate loans	—	—	6	—	—		6
Allowance for credit losses on aviation loans	—	—	6	—	—		6
Allowance for credit losses on bank loans	16	—	(6)	—	3		7
Allowance for credit losses on agent loans	5	—	—	—	5		—
Allowance for credit losses on reinsurance recoverables	15	—	1	—	1	(2)	15
Allowances for credit losses on other assets	7	—	—	—	5		2
Allowance for credit losses on commitments to fund loans	—	—	—	—	—		—

Year ended December 31, 2020
Allowance for credit losses on fixed income securities	$—	$—	$3	$—	$2		$1
Allowance for credit losses on mortgage loans	3	33	37	1	15		59
Allowance for credit losses on bank loans	—	16	4	—	4		16
Allowance for credit losses on agent loans	3	2	—	—	—		5
Allowance for credit losses on reinsurance recoverables	3	11	1	—	—		15
Allowances for credit losses on other assets	7	—	—	—	—		7
Allowance for credit losses on commitments to fund loans	—	1	—	—	1		—

Year ended December 31, 2019
Allowance for reinsurance recoverables	$—	$—	$3	$—	$—		$3
Allowance for estimated losses on mortgage loans	3	—	—	—	—		3
Allowance for estimated losses on agent loans	2	—	1	—	—		3
(1)Effective January 1, 2020, the Company adopted the measurement of credit losses on financial instruments accounting standard that primarily affected mortgage loans, bank loans and reinsurance recoverables.
(2)Allowance for credit losses on mortgage loans and reinsurance recoverables includes $5 million and $1 million, respectively, relating to the sale of ALNY. See Note 2 of the consolidated financial statements in Item 11(e) for additional details.